Shareholder Report, Line Graph (Details) 191624_DoubleLine Flexible Income Fund_Class R6_TSR Annual {Class R6} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 11,836	$ 11,005	$ 10,121	$ 10,525	$ 10,629	$ 8,874	$ 10,000	$ 12,469
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,337	9,856	9,692	10,179	10,620	10,545	10,000	$ 10,787
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA SOFR Overnight Rate Index
Accumulated Value	$ 11,527	$ 10,968	$ 10,402	$ 10,121	$ 10,115	$ 10,109	$ 10,000	$ 12,013